Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill [Abstract]
Goodwill
13.	GOODWILL

	2012	2013

Beginning balance	$4,580	$4,628
Goodwill acquired in acquisitions of business	-	24,992
Exchange rate differences	48	(111)

Ending balance	$4,628	$29,509

The Group assessed the qualitative factors to determine it is not more likely than not that the fair value of each reporting unit is less than its respective carrying amount. There was no impairment of goodwill during the years ended December 31, 2011, 2012 and 2013.